Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended							6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unpaid principal balances of mortgage loans serviced for others									$ 285,000	$ 351,000	$ 578,000
Loans									70,500,000	88,700,000
Under the 2009 Plan and 2020 Plan [Member]
Compensation expense for restricted stock units									249,000	$ 181,000	$ 27,000
2009 Plan
Unrecognized compensation expense related to the restricted stock unit grants									3,000
Shares of restricted stock units granted			5,290	3,725	4,114	5,544	16,583
Fair value of restricted stock units granted			$ 28.43	$ 31.43	$ 25	$ 16.91	$ 16.34
2020 Plan
Unrecognized compensation expense related to the restricted stock unit grants									$ 334,000
Fair value of restricted stock units granted	$ 5,385	$ 7,060						$ 7,635
Shares of restricted stock units granted	$ 27.99	$ 22.04						$ 17.08